LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
LOSS PER SHARE

16. LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Year Ended December 31,
	2017	2018	2019
Net loss attributable to ordinary shareholders	(248,580)	(380,091)	(499,606)
Weighted average number of ordinary shares-basic and diluted	72,000,000	99,451,210	163,671,577
Net loss per share-basic and diluted	(3.45)	(3.82)	(3.05)

As of December 31, 2017, the Company issued 4,200,000 Series A convertible preferred shares, 11,396,178 Series B convertible preferred shares, 31,739,234 Series C convertible preferred shares and 27,783,584 Series D convertible preferred shares to preferred shareholders. In September 2018, all these preferred shares were converted into Class A ordinary shares with the completion of the IPO.

The Group has determined that its convertible Preferred Shares are participating securities as the Preferred Shares participate in undistributed earnings on an as-if-converted basis. The holders of the Preferred Shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net earnings per share, for ordinary and Preferred Shares according to participation rights in undistributed earnings. However, undistributed net loss is only allocated to ordinary shareholders because holders of Preferred Shares are not contractually obligated to share losses.

As a result of the Group’s net loss for the three years ended December 31, 2017, 2018 and 2019, Series A, B, C and D Preferred Shares and share options outstanding in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2017	2018	2019
Series A Preferred Shares	4,200,000	—	—
Series B Preferred Shares	11,396,178	—	—
Series C Preferred Shares	31,739,234	—	—
Series D Preferred Shares	27,783,584	—	—
Share options	5,010,912	9,997,216	9,311,906